Concentrations and Risks (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 item	Dec. 31, 2021 item
Accounts receivable | Customer A
Concentrations and Risks
Accounts receivable | ¥	¥ 235,125
Telecommunications service provider
Concentrations and Risks
Total number of telecommunications service providers | item	116	153	126
Telecommunications service provider | Servers and bandwidth expenditure
Concentrations and Risks
Number of service providers providing 10% or more of the Group's servers and bandwidth expenditure | item	2	3	3
Telecommunications service provider | 10% or greater service providers | Servers and bandwidth expenditure
Concentrations and Risks
Concentration risk percentage	23.00%	45.00%	55.00%
Credit risk | Distribution channel A
Concentrations and Risks
Accounts receivable | ¥	¥ 236,549
Credit risk | Minimum | Accounts receivable | Distribution channel
Concentrations and Risks
Concentration risk percentage	10.00%	10.00%
Credit risk | Maximum | Accounts receivable | Distribution channel A
Concentrations and Risks
Concentration risk percentage		10.00%
Credit risk | Maximum | Accounts receivable | Customer A
Concentrations and Risks
Concentration risk percentage		10.00%
Distribution channel risk
Concentrations and Risks
Number of distribution channel concentration over ten percent benchmark	0	0	0
Mobile games
Concentrations and Risks
Number of mobile games concentration over ten percent benchmark	0	0	0
Mobile games | Mobile games | Net revenues
Concentrations and Risks
Concentration risk percentage	18.00%	23.00%	26.00%